Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of deferred revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Revenue [Abstract]
Balance at December 31, 2022	$ 113
Change in deferred revenue	(4)	$ (88)	$ (570)	$ 31
Balance at March 31, 2023	$ 109		$ 113